Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of estimated useful lives of assets

Category:	Estimated Useful Life	Estimated Residual Value
Computer and electronic equipment	3~5 years	5%
Office furniture and equipment	3~5 years	5%
Vehicles	3~4 years	5%
Software	3~10 years	0%
Leasehold improvement	Lessor of useful life or lease term	0%

Schedule of other revenues in consolidated statements of comprehensive income

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Late payment penalties	102,910	96,224	9,163	1,437
Others	170,523	1,559	990	156
Total	273,433	97,783	10,153	1,593